Intangible Assets - Schedule of Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ 51,443	$ 46,969
Additions	17,260	11,365
Amortization of the period	(10,816)	(6,891)	$ (3,917)
Net book amount	57,887	51,443	46,969
Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	63,087	51,722
Net book amount	80,347	63,087	51,722
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(11,644)	(4,753)
Net book amount	(22,460)	(11,644)	(4,753)
Internally Generated Software
Disclosure Of Intangible Assets [Line Items]
Net book amount	15,779	9,207
Additions	16,694	11,365
Amortization of the period	(8,710)	(4,793)	(2,344)
Net book amount	23,763	15,779	9,207
Internally Generated Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	23,752	12,387
Net book amount	40,446	23,752	12,387
Internally Generated Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(7,973)	(3,180)
Net book amount	(16,683)	(7,973)	(3,180)
Acquired Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Net book amount	35,664	37,762
Additions	566
Amortization of the period	(2,106)	(2,098)
Net book amount	34,124	35,664	37,762
Acquired Intangible Asset | Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	39,335	39,335
Net book amount	39,901	39,335	39,335
Acquired Intangible Asset | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(3,671)	(1,573)
Net book amount	$ (5,777)	$ (3,671)	$ (1,573)